Reinsurance - Reinsurers' Share of Paid Losses, Unpaid Losses, Unearned Premiums and the Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	$ 9,155.8
Reinsurance recoverables, ending balance	10,533.2	$ 9,155.8
Ceded reinsurance contracts
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	9,155.8	8,400.9
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	(2,317.9)	(2,277.0)
Reinsurers’ share of unpaid losses and premiums earned	(1,081.3)	(311.7)
Premiums ceded to reinsurers	4,261.4	3,675.6
Change in provision, recovery or write-off of impaired balances	3.3	(17.2)
Acquisitions of subsidiaries (note 23) and reinsurance transactions		11.8
Assets held for sale (note 23)		(260.0)
Foreign exchange effect and other	511.9	(66.6)
Reinsurance recoverables, ending balance	10,533.2	9,155.8
Commission income on premiums ceded	821.0	652.3
Ceded reinsurance contracts | Paid losses
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	776.9	792.6
Reinsurers’ share of losses paid to insureds	2,375.4	2,299.4
Reinsurance recoveries received	(2,317.9)	(2,277.0)
Reinsurers’ share of unpaid losses and premiums earned	0.0	0.0
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	(2.7)	(20.6)
Acquisitions of subsidiaries (note 23) and reinsurance transactions		0.2
Assets held for sale (note 23)		(19.4)
Foreign exchange effect and other	(13.7)	1.7
Reinsurance recoverables, ending balance	818.0	776.9
Ceded reinsurance contracts | Unpaid losses
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	6,956.7	6,482.3
Reinsurers’ share of losses paid to insureds	(2,375.4)	(2,299.4)
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	2,842.3	3,069.6
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	0.0	0.0
Acquisitions of subsidiaries (note 23) and reinsurance transactions		8.7
Assets held for sale (note 23)		(241.0)
Foreign exchange effect and other	548.1	(63.5)
Reinsurance recoverables, ending balance	7,971.7	6,956.7
Ceded reinsurance contracts | Unpaid losses | European Run-off
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurers’ share of unpaid losses and premiums earned	70.6
Foreign exchange effect and other	467.1
Ceded reinsurance contracts | Unearned premiums
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	1,583.7	1,290.8
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	(3,923.6)	(3,381.3)
Premiums ceded to reinsurers	4,261.4	3,675.6
Change in provision, recovery or write-off of impaired balances	0.0	0.0
Acquisitions of subsidiaries (note 23) and reinsurance transactions		2.9
Assets held for sale (note 23)		0.0
Foreign exchange effect and other	(22.4)	(4.3)
Reinsurance recoverables, ending balance	1,899.1	1,583.7
Ceded reinsurance contracts | Unearned premiums | European Run-off
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurers’ share of unpaid losses and premiums earned	13.5
Ceded reinsurance contracts | Provision for uncollectible reinsurance
Changes In Reinsurance Recoverables [Roll Forward]
Reinsurance recoverables, beginning balance	(161.5)	(164.8)
Reinsurers’ share of losses paid to insureds	0.0	0.0
Reinsurance recoveries received	0.0	0.0
Reinsurers’ share of unpaid losses and premiums earned	0.0	0.0
Premiums ceded to reinsurers	0.0	0.0
Change in provision, recovery or write-off of impaired balances	6.0	3.4
Acquisitions of subsidiaries (note 23) and reinsurance transactions		0.0
Assets held for sale (note 23)		0.4
Foreign exchange effect and other	(0.1)	(0.5)
Reinsurance recoverables, ending balance	$ (155.6)	$ (161.5)